DERIVATIVE LIABILITIES (Details 1)	Dec. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
2024	$ 31,861
2025
Total lease payments	31,861
Less: imputed interest	(976.00)
Present value of lease liabilities	$ 30,885